Long-Term Investments (Tables)	12 Months Ended
Jun. 30, 2023
Long-Term Investments [Abstract]
Schedule of Components of Long-Term Investments	As of June 30, 2023 and 2022, long-term investments consisted of the following:
	As of June 30,
	2023	2022
Equity investment accounted for using the equity method (a)	$—	$24,989,651
Equity investment without readily determinable fair value measured at Measurement Alternative (b)	—	22,395
	$—	$25,012,046

Schedule of Components of Equity Investments Accounted for Using the Equity Method	For the years ended June 30, 2023, 2022 and 2021, the movement of equity investments accounted for using the equity method consisted of the following:
	For the Years Ended June 30,
	2023	2022	2021
Balance at beginning of the year	$24,989,651	$771,520	$—
Investment in Beijing Deran	—	—	756,558
Investment in Beijing Hongxin Wanda Technology Co., Ltd. (“Hongxin Wanda”)	—	25,559,996	—
Business combination achieved in stages	—	(996,954)	—
Gain (loss) from equity method investments	—	580,816	(4,320)
Change of accounting method	(23,083,197)	—	—
Effects of foreign exchange rate	(1,906,454)	(925,727)	19,282
Balance at end of the year	$—	$24,989,651	$771,520

Schedule of Components of Equity Investments Without Readily Determinable Fair Value Measured at Measurement Alternative	For the years ended June 30, 2023, 2022 and 2021, the movement of equity investments without readily determinable fair value measured at Measurement Alternative consisted of the following:
	For the Years Ended June 30,
	2023	2022	2021
Balance at beginning of the year	$22,395	$23,232	$—
Investment in Wuhan Qiyunshilian	—	—	77,015
Transfer of investment in Wuhan Qiyunshilian	—	—	(54,364)
Business combination achieved in stages	(20,686)	—	—
Change of accounting method	23,083,197	—	—
Investment classified as held for sale asset	(23,083,197)	—	—
Effects of foreign exchange rate	(1,709)	(837)	581
Balance at end of the year	$—	$22,395	$23,232